Stock-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Stock-Based Compensation
Schedule of weighted average valuation assumptions for stock options

	March 31,	March 31,
	2023	2022
Risk-Free Interest Rate	3.84%	2.04%
Weighted Average Exercise Price	$0.28	$1.77
Expected Life of Options (years)	5.85	2.50
Expected Annualized Volatility	100.00%	55.00%
Expected Forfeiture Rate	N/A	N/A
Expected Dividend Yield	N/A	N/A

	December 31,	December 31,
	2022	2021
Risk-Flree Interest Rate	3.04%	1.25%
Weighted Average Exercise Price	$0.90	$2.32
Expected Life of Options (years)	5.15	7.00
Expected Annualized Volatility	81.50%	100.00%
Expected Forfeiture Rate	N/A	N/A
Expected Dividend Yield	N/A	N/A

Schedule of stock option activity

		Weighted Average	Weighted Avg.
	Number of Shares	Exercise Price	Remaining Life
Balance, December 31, 2021	23,226,338	$0.56	6.02
Forfeitures	(7,504,677)	0.59	—
Exercised	(15,002)	0.48	—
Granted	7,840,899	0.90	—
Balance, December 31, 2022	23,547,558	$0.66	7.30
Forfeitures	(2,442,385)	0.93	—
Granted	7,461,109	0.28	6.03
Options Outstanding at March 31, 2023	28,566,282	$0.54	6.70

Options Exercisable at March 31, 2023	20,545,749	$0.42	5.82

		Weighted Average	Weighted Avg.
	Number of Shares	Exercise Price	Remaining Life
Balance, December 31, 2020	26,924,858	$0.47	7.00
Forfeitures	(106,934)	1.23	—
Exercised	(4,289,392)	0.28	—
Granted	697,806	2.32	—
Balance, December 31, 2021	23,226,338	$0.56	6.02
Forfeitures	(7,504,677)	0.59	—
Exercised	(15,002)	0.48	—
Granted	7,840,899	0.90	—
Options Outstanding at December 31, 2022	23,547,558	$0.66	7.30

Options Exercisable at December 31, 2022	14,459,948	$0.47	6.10

Schedule of weighted average valuation assumptions for warrants

	December 31,	December 31,
SVS Warrants	2022	2021
Risk-Free Interest Rate	3.99%	N/A
Expected Life (years)	2.00	N/A
Expected Annualized Volatility	100%	N/A
Expected Forfeiture Rate	N/A	N/A
Expected Dividend Yield	N/A	N/A

	December 31,	December 31,
SVS Warrants Denominated in C$	2022	2021
Risk-Free Interest Rate	N/A	1.27%
Expected Life of Options (years)	N/A	4.23
Expected Annualized Volatility	N/A	100.00%
Expected Forfeiture Rate	N/A	N/A
Expected Dividend Yield	N/A	N/A

Summary of warrants outstanding

	Number of	Weighted Average	Weighted Average
SVS Warrants	Warrants	Exercise Price	Remaining Life
Warrants outstanding at December 31, 2021	—	$—	—
Granted	150,000	1.49	2.00
Warrants outstanding at December 31, 2022	150,000	$1.49	2.00
Granted	—	—	—
Warrants outstanding at March 31, 2023	150,000	$1.49	1.75

Warrants exercisable at March 31, 2023	150,000	$1.49	1.75

	Number of	Weighted Average	Weighted Average
SVS Warrants Denominated in C$	Warrants	Exercise Price	Remaining Life
Warrants outstanding at December 31, 2021	3,037,649	$3.50	4.23
Granted	—	-	—
Warrants outstanding at December 31, 2022	3,037,649	$3.50	3.23
Granted	—	—	—
Warrants outstanding at March 31, 2023	3,037,649	$3.50	2.98

Warrants exercisable at March 31, 2023	3,037,649	$3.50	2.98

	Number of	Weighted Average	Weighted Average
MVS Warrants	Warrants	Exercise Price	Remaining Life
Warrants outstanding at December 31, 2021	13,583	$194.66	0.64
Expired	(13,583)	194.66	—
Warrants outstanding at December 31, 2022 and March 31, 2023	—	—	—

Warrants exercisable at March 31, 2023	—	$—	—

	Number of	Weighted Average	Weighted Average
SVS Warrants	Warrants	Exercise Price	Remaining Life
Warrants outstanding at December 31, 2020	15,763,111	$2.39	0.42
Exercised	(7,110,481)	1.02	0.19
Expired	(763,111)	4.25	—
Forfeited	(7,889,519)	3.44	0.19
Warrants outstanding at December 31, 2021	—	$—	—
Granted	150,000	1.49	2.00
Warrants outstanding at December 31, 2022	150,000	$1.49	2.00

Warrants exercisable at December 31, 2022	150,000	$1.49	2.00

	Number of	Weighted Average	Weighted Average
SVS Warrants Denominated in C$	Warrants	Exercise Price	Remaining Life
Warrants outstanding at December 31, 2020	—	$—	—
Granted	3,037,649	3.50	—
Warrants outstanding at December 31, 2021	3,037,649	$3.50	4.23
Granted	—	—	—
Warrants outstanding at December 31, 2022	3,037,649	$3.50	3.23

Warrants exercisable at December 31, 2022	3,037,649	$3.50	3.23

	Number of	Weighted Average	Weighted Average
MVS Warrants	Warrants	Exercise Price	Remaining Life
Warrants outstanding at December 31, 2020	13,583	$194.66	1.64
Issued	—	—	—
Warrants outstanding at December 31, 2021	13,583	$194.66	0.64
Expired	(13,583)	194.66	—
Warrants outstanding at December 31, 2022	—	$—	—

Warrants exercisable at December 31, 2022	—	$—	—

Summary of RSU activity

		Weighted Avg.
	Number of Shares	Fair Value
Balance, December 31, 2021	—	$—
Granted on March 15, 2022	1,094,200	1.81
Granted on December 15, 2022	2,127,477	0.29
Balance, December 31, 2022	3,221,677	0.81
Forfeitures	(118,912)	0.71
Balance, March 31, 2023	3,102,765	$0.81

Vested at March 31, 2023	260,269	$1.81

		Weighted Avg.
	Number of Shares	Fair Value
Balance, December 31, 2021	—	$—
Granted on March 15, 2022	1,094,200	1.81
Granted on December 15, 2022	2,127,477	0.29
Balance, December 31, 2022	3,221,677	$0.81